Selected Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data [Line Items]
Sales	$ 651.0	[1]	$ 707.7	[2]	$ 756.6	[3]	$ 745.5	[4]	$ 609.2	[5]	$ 694.0	[6]	$ 723.4	[7]	$ 682.8	[8]	$ 2,860.8	$ 2,709.4	$ 2,506.2
Gross margin	119.7	[1]	135.1	[2]	144.0	[3]	132.3	[4]	89.7	[5]	103.9	[6]	120.2	[7]	115.5	[8]	531.1	429.3	410.1
Operating (loss) income	13.3	[1]	43.5	[2]	43.3	[3]	37.4	[4]	(46.2)	[5]	33.4	[6]	42.4	[7]	173.4	[8]	137.5	203.0	159.2
Net income																	71.8	172.6	162.6
Net income attributable to PolyOne shareholders																	71.9	172.6	162.6
Net income per common share attributable to PolyOne common shareholders:
Basic net income (in dollars per share)																	$ 0.81	$ 1.87	$ 1.75
Diluted net income (in dollars per share)																	$ 0.80	$ 1.84	$ 1.69
Pre-tax gain associated with estimated earnout of SunBelt									18.1
Remeasurement Gain Loss Net On Pension Plans	42.0								83.8									83.8	(9.6)
Environmental remediation expense	3.1		5.2		2.9		1.6		1.8		4.8		1.6		1.5
Gain (Loss) on Sale of Equity Investments															128.2		23.4	152.0	42.0
Acquisition related costs	2.0								4.5						1.0
Commitment fees	1.3																1.3
Tax benefits associated with O’Sullivan Engineered Films									29.5								0	29.5	0
Reversal of valuation allowances									8.9									8.9
Insurance reimbursements											1.3				1.9
Royalty income													1.3
SunBelt
Net income per common share attributable to PolyOne common shareholders:
Pre-tax gain associated with estimated earnout of SunBelt	23.0																	18.1
Gain (Loss) on Sale of Equity Investments																		128.2
Plant Closure and Reductions in Force
Net income per common share attributable to PolyOne common shareholders:
Restructuring charges	1.0		1.3		8.7				1.0		1.1
ColorMatrix
Net income per common share attributable to PolyOne common shareholders:
Expense of fair market value of inventory of ColorMatrix					$ 5.4

[1]	Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.
[2]	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.
[3]	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.
[4]	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.
[5]	Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O’Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.
[6]	Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.
[7]	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.
[8]	Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.